Business transactions (Narrative) (Details)										1 Months Ended				12 Months Ended
	Dec. 30, 2024	Dec. 03, 2024 USD ($)	Nov. 29, 2024	May 13, 2024 USD ($) item	Jan. 18, 2024 USD ($) installment	Dec. 20, 2023 USD ($)	Oct. 27, 2023 USD ($)	Apr. 30, 2022 USD ($)	Nov. 03, 2021 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 USD ($)	Aug. 31, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Options to extend period for contractual agreement														1 year
Advance payment for acquisition of midstream capacity														$ 16,084,000
Advance payment for acquisition of working interests														38,000,000	$ 0	$ 0
Capital commitments											$ 3,320,000			3,320,000	5,869,000
Assets held for sale											0			0	28,419,000
Liabilities associated with assets held for sale											$ 0			0	26,948,000
Security deposits														$ 20,000,000
Percentage of voting equity interests acquired											100.00%			100.00%
Impairment loss														$ 0	13,332,000	0
Phoenix Global Resources
Disclosure of detailed information about business combination [line items]
Business acquisition consideration				$ 190,000,000
Percentage of exploratory commitments funded				100.00%
Gross exploratory commitments				$ 113,000,000
Net exploratory commitments				$ 56,500,000
Maximum period of exploratory commitments				2 years
Midstream capacity				$ 11,096,000
Results of bonus contingent				$ 10,000,000
Consideration due											$ 152,000,000			152,000,000
Total prepayments for acquisition of business												$ 49,096,000
Advance payment for acquisition of midstream capacity		$ 4,988,000									4,988,000	11,096,000
Advance payment for acquisition of working interests												$ 38,000,000
Number of adjacent unconventional blocks | item				4
REC-T-128 [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold																	70.00%
Total Consideration Receivable																	$ 1,100,000
Fixed consideration receivable																$ 710,000		$ 710,000
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration Receivable									$ 16,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations									$ 1,600,000
Impairment loss recognised in profit or loss, property, plant and equipment																	0
Reversal of impairment loss																	$ 13,307,000
Payment of adjustments for working capital								$ 370,000
Percentage of working interest agreed to transfer													100.00%
Result of the transaction recognized gain								$ 3,983,000
Los Parlamentos Block (Argentina)
Disclosure of detailed information about business combination [line items]
Percentage of working interest agreed to transfer							50.00%
Net loss of working interest							$ (2,939,000)
Working interest transfer							(7,023,000)								7,023,000
Foreign exchange (loss) gain							$ 4,084,000
Chile S.p.A And It's Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Capital commitments											$ 3,320,000			3,320,000
Revenue derived						95.00%
Deferred income tax assets															2,533,000
Advance payments received						$ 450,000
Assets held for sale															28,419,000
Liabilities associated with assets held for sale															26,948,000
Total Consideration						$ 4,000,000
Impairment loss															13,332,000
Restructuring and other costs															$ 3,873,000
Disposal of major subsidiary | Chile S.p.A And It's Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					$ 2,792,000
Adjustment For Working Capital					486,000
Outstanding amount					$ 758,000
Monthly equal installments | installment					23
Proposed Acquisition Of Repsol Exploration And Production Assets
Disclosure of detailed information about business combination [line items]
Security deposits														$ 20,000,000
Proposed Acquisition Of Repsol Exploration And Production Assets | Proposed Purchase Of Assets
Disclosure of detailed information about business combination [line items]
Interest on Security Deposit										$ 89,175
Proposed Acquisition Of Repsol Exploration And Production Assets | SierraCol Energy Arauca LLC [Member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	25.00%		25.00%
Proposed Acquisition Of Repsol Exploration And Production Assets | Repsol Colombia O&G Limited
Disclosure of detailed information about business combination [line items]
Ownership percentage			100.00%
Proposed Acquisition Of Repsol Exploration And Production Assets | Repsol Colombia O&G Limited | Ecopetrol
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
CPO-9 Block in Meta Department | Proposed Acquisition Of Repsol Exploration And Production Assets
Disclosure of detailed information about business combination [line items]
Working interests percentage	45.00%		45.00%
CPO-9 Block in Meta Department | Proposed Acquisition Of Repsol Exploration And Production Assets | Ecopetrol
Disclosure of detailed information about business combination [line items]
Percentage of Working Interests Held			55.00%
Mata Mora Norte Producing Block, Neuquen Province | Phoenix Global Resources
Disclosure of detailed information about business combination [line items]
Percentage of working interests acquired				45.00%
Mata Mora Sur Exploration Block, Neuquen Province | Phoenix Global Resources
Disclosure of detailed information about business combination [line items]
Percentage of working interests acquired				45.00%
Confluencia Norte Exploration Block, Negro Province | Phoenix Global Resources
Disclosure of detailed information about business combination [line items]
Percentage of working interests acquired				50.00%
Confluencia Sur Exploration Block, Negro Province | Phoenix Global Resources
Disclosure of detailed information about business combination [line items]
Percentage of working interests acquired				50.00%